SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

The Company has reviewed its subsequent events through November 13, 2017, the date these financial statements were issued and has determined that no material subsequent events have occurred that require recognition in or disclosure to the financial statements.

 NOTE 14 – SUBSEQUENT EVENTS

The Company has reviewed its subsequent events through October 13, 2017, the date these financial statements were issued and has determined that no material subsequent events have occurred that require recognition in or disclosure to the financial statements. Except as follows:

On July 14, 2017, the Company entered into subscription agreements with investors and sold 286,000 shares of the Company’s Common Stock at $2.35 per share. The Company received the proceeds of $672,100 from sale of Common Stock. As of June 30, 2017, these proceeds had been received.

On August 21, 2017, the Company entered into subscription agreements with investors and sold 355,500 shares of the Company’s Common Stock at $2.35 per share. The Company received the proceeds of $835,425 from sale of Common Stock.

On September 21, 2017, the Company entered into subscription agreements with investors and sold 260,000 shares of the Company’s Common Stock at $2.35 per share. The Company received the proceeds of $ 611,000 from sale of Common Stock.